Filed with the U.S. Securities and Exchange Commission on May 23, 2022

1933 Act Registration File No.333-206240
1940 Act File No. 811-23084

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	140	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	143	[	X	]

(Check appropriate box or boxes.)

Series Portfolios Trust
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, WI 53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (414) 765-6115

Ryan L. Roell, President and Principal Executive Officer
Series Portfolios Trust
615 East Michigan Street
Milwaukee, WI 53202
(Name and Address of Agent for Service)
Copy to:

Marco Adelfio, Esq.
Goodwin Procter LLP
1900 N Street, NW
Washington, DC 20036

It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	on June 23, 2022 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	X	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 121 (“the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on October 13, 2021, and pursuant to Rule 485(a)(2) would become effective on December 27, 2021.

Post-Effective Amendment No. 124 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 24, 2022, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 128 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 23, 2022, as the new date upon which the Amendment, with respect to the Subversive Cannabis ETF (Series ID S000074851) only, would have become effective.

Post-Effective Amendment No. 129 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating March 25, 2022, as the new date upon which the Amendment, with respect to the Subversive Cannabis ETF (Series ID S000074851) only, would have become effective.

Post-Effective Amendment No. 133 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 24, 2022, as the new date upon which the Amendment, with respect to the Subversive Cannabis ETF (Series ID S000074851) only, would have become effective.

Post-Effective Amendment No. 135 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 24, 2022, as the new date upon which the Amendment, with respect to the Subversive Cannabis ETF (Series ID S000074851) only, would have become effective.

This Post-Effective Amendment No. 140 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 23, 2022, as the new date upon which the Amendment, with respect to the Subversive Cannabis ETF (Series ID S000074851) only, shall become effective.

This Post-Effective Amendment No. 140 incorporates by reference the information contained in Parts A, B, and C of the Amendment with respect to only the Subversive Cannabis ETF.

SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 23rd day of May, 2022.

Series Portfolios Trust

By: /s/ Ryan L. Roell
Ryan L. Roell
President

    Pursuant to the requirements of the 1933 Act, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Daniel B. Willey*	Trustee	May 23, 2022
Daniel B. Willey

/s/ Debra McGinty-Poteet*	Trustee	May 23, 2022
Debra McGinty-Poteet

/s/ Koji Felton*	Trustee	May 23, 2022
Koji Felton

/s/ Elaine E. Richards*	Trustee	May 23, 2022
Elaine E. Richards

/s/ Ryan L. Roell	President and Principal	May 23, 2022
Ryan L. Roell	Executive Officer

/s/ Cullen O. Small*	Treasurer and Principal	May 23, 2022
Cullen O. Small	Financial Officer

*By: /s/ Ryan L. Roell		May 23, 2022
Ryan L. Roell
Ryan L. Roell, Attorney-In Fact pursuant to Power of Attorney